Segment Reporting (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Segment Reporting, Expense Information Used by CODM, Consolidated [Member]
Description of CODM	The chief operating decision maker assesses performance and decides how to allocate resources based on gross profit (loss) that is also reported on the income statement as gross profit (loss).	The chief operating decision maker assesses performance and decides how to allocate resources based on net income (loss) that is also reported on the income statement as net income (loss).
Number of Reportable Segments		1